Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2022
Financial instruments
Schedule of components 0f Cash and cash equivalents

	June 30,	June 30,	July 1,
	2022	2021	2020
	$	$	$
Cash at bank and on hand	12,702	22,096	19,995

Summary of total interest income and interest expense for financial assets or financial liabilities that are not at fair value through profit or loss

	2022	2021
	$	$
Interest income	(12)	(38)
Interest expense (Note 15)	2,635	1,572
Accretion expense (Notes 8, 14)	1,240	374
Interest expense (net)	3,863	1,908

Summary of trade and other receivables

	June 30,	June 30,	July 1,
	2022	2021	2020
	$	$	$
Trade receivables	16,045	14,734	8,244
Receivable related to working capital adjustment (Note 20)	7,898	—	—
Trade and other receivables	23,943	14,734	8,244

Schedule of Company's maximum exposure to credit risk for trade receivables

	June 30,	June 30,	July 1,
	2022	2021	2020
	$	$	$
Trade receivables aging:
0-30 days	12,809	11,692	6,834
31-90 days	2,541	2,787	1,349
Greater than 90 days	2,976	1,351	493
	18,326	15,830	8,676
Expected credit loss provision	(2,281)	(1,096)	(432)
	16,045	14,734	8,244

Schedule of reconciliation of movement in the provision for expected credit losses

	June 30,	June 30,	July 1,
	2022	2021	2020
	$	$	$
Expected credit loss provision:
Expected credit loss provision, beginning balance	(1,096)	(432)	(220)
Net change in expected credit loss provision during the year	(1,185)	(664)	(212)
Expected credit loss provision, ending balance	(2,281)	(1,096)	(432)

Schedule of provision matrix

	June 30, 2022
			Over 30
		Up to 30 days	days past	Over 90 days
	Total	past due	due	past due
Default rates		2.02%	7.79%	61.29%
Trade receivables	$18,326	$12,809	$2,541	$2,976
Expected credit loss provision	$2,281	$259	$198	$1,824

	June 30, 2021

			Over 30
		Up to 30 days	days past	Over 90 days
	Total	past due	due	past due
Default rates		1.80%	16.81%	30.76%
Trade receivables	$15,830	$11,692	$2,787	$1,351
Expected credit loss provision	$1,096	$211	$468	$417

				July 1, 2020
			Over 30
		Up to 30 days	days past	Over 90 days
	Total	past due	due	past due

Default rates		1.68%	5.39%	49.58%
Trade receivables	$8,676	$6,834	$1,349	$493
Expected credit loss provision	$432	$115	$73	$244

Schedule of undiscounted contractual maturities of significant financial liabilities of the Company

	For the year ended
	June 30,	June 30,	June 30,	June 30,
	2023	2024	2025	2026	Thereafter	Total
	$	$	$	$	$	$
Accounts payable and accrued liabilities	28,568	—	—	—	—	28,568
Sales tax payable	5,895	—	—	—	—	5,895
Consideration payable	9,473	1,399	1,116	1,116	465	13,569
Operating facility and loans	17,700	17,700	19,875	22,050	27,300	104,625
Lease obligations on right of use assets	4,075	3,153	3,091	2,310	7,354	19,983
Other non-current liabilities	—	—	—	—	1,071	1,071
	65,711	22,252	24,082	25,476	36,190	173,711